CONCENTRATIONS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2014
Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	33.00%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	97.00%
One Customer [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Concentration Risk, Net Assets Amount, Geographic Area	239,000
One Customer [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%
Concentration Risk, Net Assets Amount, Geographic Area	204,000
One Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.00%
Concentration Risk, Net Assets Amount, Geographic Area	289,000
One Customer [Member] | Consulting Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%
Concentration Risk, Net Assets Amount, Geographic Area	200,000
Two Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Concentration Risk, Net Assets Amount, Geographic Area	188,000
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%
Concentration Risk, Net Assets Amount, Geographic Area	100,000
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.00%
Concentration Risk, Net Assets Amount, Geographic Area	190,000
Three Customers [Member] | Inventories [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Concentration Risk, Net Assets Amount, Geographic Area	178,000
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%
Concentration Risk, Net Assets Amount, Geographic Area	172,000
Four Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%
Concentration Risk, Net Assets Amount, Geographic Area	33,000